PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property divestments
Property divestments	$ 231,400	$ 112,700
Gain on divestment of assets
Gain on divestment of assets	$ 151,937